INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2022
INCOME TAXES.
Major components of income tax expense (benefit)

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Current tax:
Current year	3,324	3,876	1,850
Change in estimates related to prior year	(102)	80	201
	3,222	3,956	2,051
Deferred tax:
Origination and reversal of temporary differences	(825)	(2,062)	1,923
Changes in tax rates	(52)	24	270
Recognition of previously unrecognized tax losses	(4,332)	—	(1,907)
Recognition of previously unrecognized net deductible temporary differences	—	—	(22)
	(5,209)	(2,038)	264

Income tax (benefit) / expense charged to profit or loss	(1,987)	1,918	2,315

Income tax recognized in other comprehensive income related to hedging	(218)	—	—

Total income tax (benefit) / expense	(2,205)	1,918	2,315

Tax effect of deductible / (taxable) temporary differences	The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30,	June 30,
	2022	2021
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	74	30
− Unpaid accrued expenses / compensation	1,319	2,446
− Tax credits carry-forward	2,454	967
− Net operating losses	5,732	834
− Property and equipment	264	385
− Lease liability (right of use assets)	7,406	5,692
− Net unrealized loss on hedging	218	—
	17,467	10,354
Taxable temporary differences:
− Property and equipment	(506)	(133)
− Right of use assets	(6,297)	(5,097)
− Intangible assets	(1,199)	(958)
	(8,002)	(6,188)
Net deferred tax assets	9,465	4,166

	June 30,	June 30,
	2022	2021
	(US$’000)
Deferred tax asset	9,465	4,252
Deferred tax liability	-	(86)
	9,465	4,166

Movement in Deferred Tax Assets (Liability)

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening deferred tax assets	4,166	2,106
Deferred tax benefit for the year	5,209	2,038
Foreign exchange and other rate differences	(128)	22
Deferred tax recognized in other comprehensive income	218	—
Net deferred tax assets	9,465	4,166

Unrecognized deferred tax assets

	June 30,	June 30,
	2022	2021
	(US$’000)
Unused tax losses	11,553	26,575
Deductible temporary differences	—	81
Unused tax losses and deductible differences - unrecognized	11,553	26,656

Reconciliation of effective tax rate

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Profit for the year	22,990	2,847	7,770
Income tax (benefit) / expense	(1,987)	1,918	2,315
Net profit before income tax	21,003	4,765	10,085

	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2022	2022	2021	2021	2020	2020
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)

Income tax expense using the applicable tax rate	21.0%	4,411	21.0%	1,001	21.0%	2,118
State taxes (net of federal tax effect)	3.0%	637	7.3%	349	12.9%	1,303
Effect of tax and exchange rates in foreign jurisdictions	(0.2)%	(52)	3.7%	175	(7.7)%	(776)
Foreign subsidiaries taxed at lower rate or tax exempt	(8.3)%	(1,734)	22.3%	1,064	1.9%	191
Non-deductible expenses / exempt income	1.4%	284	5.4%	256	3.3%	328
Employment and other tax credits	(7.1)%	(1,487)	(20.3)%	(967)	—%	—
Prior year provision / other items	(0.6)%	(117)	(3.8)%	(180)	(3.2)%	(320)
Unrecognized losses utilized during the year	(0.6)%	(136)	—%	—	10.1%	1,018
Change in unrecognized temporary differences	(18.1)%	(3,793)	4.6%	220	(15.3)%	(1,547)
	(9.5)%	(1,987)	40.2%	1,918	23.0%	2,315